ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued advertising expense		¥ 10,492	¥ 13,348
Salary and welfare payables		25,042	12,312
Accrued rental expenses		8,891	8,020
Accrued delivery service fees		7,153	1,682
Payable to marketplace sellers (note)		10,510	8,262
Deposits from marketplace sellers		6,015	6,293
Advances from customers		15,489	11,722	¥ 6,015
Tax Payables		2,466	1,454
Others		16,203	9,925
Total	$ 14,873	¥ 102,261	¥ 73,018